Loans and Accounts Receivable from Customers (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Composition of Loan Portfolio

As of December 31, 2018, the composition of the loan portfolio under IFRS 9 is as follows:

		Allowances for loan losses
As of December 31, 2018	Gross assets	Individual allowances	Group allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	11,457,388	133,610	258,177	391,787	11,065,601
Foreign trade loans	928,443	—	7,964	7,964	920,479
Checking account debtors	131,100	—	6,801	6,801	124,299
Factoring transactions	210,567	—	9	9	210,558
Student loans	676,689	—	51,091	51,091	625,598
Leasing transactions	928,160	—	25,113	25,113	903,047
Other commercial loans and receivables	34,553	—	1,942	1,942	32,611

Subtotals	14,366,900	133,610	351,097	484,707	13,882,193

Mortgage loans:
Loans with mortgage finance bonds	38,364	—	472	472	37,892
Endorsable mutual mortgage loans	118,668	—	8,016	8,016	110,652
Other mutual mortgage loans	3,953,245	—	52,138	52,138	3,901,107
Mortgage leasing transactions	312,118	—	4,395	4,395	307,723
Other mortgage loans and receivables	23,432	—	1,096	1,096	22,336

Subtotals	4,445,827	—	66,117	66,117	4,379,710

Consumer loans:
Installment consumer loans	1,921,785	—	155,472	155,472	1,766,313
Checking account debtors	209,492	—	17,579	17,579	191,913
Credit card balances	481,567	—	38,426	38,426	443,141
Consumer leasing transactions	6,203	—	476	476	5,727
Other consumer loans and receivables	50,716	—	5,343	5,343	45,373

Subtotals	2,669,763	—	217,296	217,296	2,452,467

Totals	21,482,490	133,610	634,510	768,120	20,714,370

Movements in the loan portfolio for the year ended December 31, 2018 is as follows:

	Loans
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of December 31, 2017	16,235,974	3,325,409	821,222	20,382,605
Restatement of the prior year	—	—	—	—
Balances as of January 1, 2018	16,235,974	3,325,409	821,222	20,382,605
Changes in the allowances				—
- Transfer to stage 1	—	159,276	108,329	267,605
- Transfer to stage 2	(284,179)	—	134,222	(149,957)
- Transfer to stage 3	(109,278)	(153,171)	—	(262,449)
- Charge-offs	(25,209)	(24,473)	(131,943)	(181,625)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	7,894,302	700,572	322,298	8,917,172
Financial assets that have been derecognized	(6,165,474)	(1,126,300)	(375,859)	(7,667,633)
Foreign exchange and other movements	151,638	18,426	6,708	176,772
Balances as of December 31, 2018	17,697,774	2,899,739	884,977	21,482,490

	Assets before allowances				ECL allowance
As of December 31, 2018	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3		Net
	MCh$	MCh$	MCh$	Total	MCh$	MCh$	MCh$	Total	Assets
Commercial loans	11,935,270	1,796,562	635,068	14,366,900	61,971	155,958	266,778	484,707	13,882,193
Mortgage loans	3,626,811	659,119	159,897	4,445,827	5,756	37,800	22,561	66,117	4,379,710
Consumer loans	2,135,693	444,058	90,012	2,669,763	70,765	84,842	61,689	217,296	2,452,467

Total	17,697,774	2,899,739	884,977	21,482,490	138,492	278,600	351,028	768,120	20,714,370

Note 10 – Loans and Accounts Receivable from Customers, continued

As of December 31, 2017, the composition of the loan portfolio under IAS 39 is as follows:

	Gross assets			Allowances for loan losses
As of December 31, 2017	Normal portfolio	Impaired portfolio	Totals	Individual allowances	Group allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	10,345,995	770,081	11,116,076	263,552	117,666	381,218	10,734,858
Foreign trade loans	650,959	49,774	700,733	21,617	7,638	29,255	671,478
Checking accounts debtors	131,332	8,016	139,348	1,903	2,848	4,751	134,597
Factoring transactions	140,375	363	140,738	270	93	363	140,375
Student loans	598,108	54,895	653,003	—	12,794	12,794	640,209
Leasing transactions	851,882	88,907	940,789	10,445	6,837	17,282	923,507
Other commercial loans and receivables	24,261	1,598	25,859	365	886	1,251	24,608

Subtotals	12,742,912	973,634	13,716,546	298,152	148,762	446,914	13,269,632

Mortgage loans:
Loans with mortgage finance bonds	44,432	2,968	47,400	—	140	140	47,260
Endorsable mortgage mutual loans	127,153	8,766	135,919	—	1,816	1,816	134,103
Other mortgage mutual loans	3,507,384	153,516	3,660,900	—	23,736	23,736	3,637,164
Mortgage leasing transactions	272,544	9,591	282,135	—	8,960	8,960	273,175
Other mortgage loans and receivables	24,231	2,168	26,399	—	367	367	26,032

Subtotals	3,975,744	177,009	4,152,753	—	35,019	35,019	4,117,734

Consumer loans:
Installment consumer loans	1,725,652	84,397	1,810,049	—	100,068	100,068	1,709,981
Checking account debtors	193,325	14,176	207,501	—	11,840	11,840	195,661
Credit card balances	405,786	15,383	421,169	—	19,664	19,664	401,505
Consumer leasing transactions	10,832	344	11,176	—	398	398	10,778
Other consumer loans and receivables	60,651	2,760	63,411	—	4,624	4,624	58,787

Subtotals	2,396,246	117,060	2,513,306	—	136,594	136,594	2,376,712

Totals	19,114,902	1,267,703	20,382,605	298,152	320,375	618,527	19,764,078

Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic

As of December 31, 2018 and 2017, the loan portfolio before allowances for loan losses by customer economic activity was as follows:

	As of December 31, 2018
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	982,497	114,714	1,097,211	5.11%
Mining	424,883	252,894	677,777	3.16%
Electricity, gas and water	600,667	356,706	957,373	4.46%
Agriculture and livestock	207,271	139,098	346,369	1.61%
Forestry and wood extraction	24,511	5,172	29,683	0.14%
Fishing	1,945	1,530	3,475	0.02%
Transport	509,354	191,047	700,401	3.26%
Communications	23,886	62,191	86,077	0.40%
Construction	1,436,096	310,530	1,746,626	8.13%
Commerce	861,291	758,817	1,620,108	7.54%
Services	2,735,023	1,137,037	3,872,060	18.02%
Others	2,436,337	793,403	3,229,740	15.03%

Subtotals	10,243,761	4,123,139	14,366,900	66.88%

Mortgage loans	3,852,962	592,865	4,445,827	20.70%
Consumer loans	1,750,986	918,777	2,669,763	12.43%

Total	15,847,709	5,634,781	21,482,490	100%

	As of December 31, 2017
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	784,608	255,883	1,040,491	5.10%
Mining	363,065	280,996	644,061	3.16%
Electricity, gas and water	589,067	347,416	936,483	4.59%
Agriculture and livestock	205,333	210,597	415,930	2.04%
Forestry and wood extraction	22,975	15,832	38,807	0.19%
Fishing	1,527	12,385	13,912	0.07%
Transport	461,486	206,991	668,477	3.28%
Communications	29,296	65,143	94,439	0.46%
Construction	1,368,057	270,063	1,638,120	8.04%
Commerce	815,184	897,666	1,712,850	8.40%
Services	2,616,171	1,164,562	3,780,733	18.55%
Others	2,322,773	409,470	2,732,243	13.40%

Subtotals	9,579,542	4,137,004	13,716,546	67.30%

Mortgage loans	3,635,993	516,760	4,152,753	20.37%
Consumer loans	1,544,062	969,244	2,513,306	12.33%

Total	14,759,597	5,623,008	20,382,605	100%

Movements in Credit Risk Provisions

Movements in allowances for loan losses during the year ended December 31, 2018, under IFRS 9, detailed as follows:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3	Subtotals	Stage 1	Stage 2	Stage 3	Subtotals	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL		12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of January 1, 2018	—	49,389	32,736	82,125	126,230	248,129	284,089	658,448	740,573
Changes in the allowances
- Net transfers to stage 1	—	—	—	—	—	36,325	41,471	77,796	77,796
- Net transfer to stage 2	—	—	—	—	(5,233)	—	49,097	43,864	43,864
- Net transfer to stage 3	—	—	—	—	(4,354)	(22,811)	—	(27,165)	(27,165)
- Increases due to change in credit risk	—	3,732	16,587	20,319	18,307	18,459	28,670	65,436	85,755
- Decreases due to change in credit risk	—	(532)	(1,706)	(2,238)	(23,460)	(27,162)	(9,105)	(59,727)	(61,965)
- Charge-offs					(21,316)	(18,559)	(95,091)	(134,966)	(134,966)
- Changes due to modifications that did not result in derecognition									—
New financial assets originated or purchased	—	6,428	17,037	23,465	66,074	54,568	77,069	197,711	221,176
Financial assets that have been derecognized	—	(20,636)	(15,355)	(35,991)	(19,950)	(58,405)	(78,728)	(157,083)	(193,074)
Net transfer from (to) group assessed	—	7,772	38,158	45,930	138	(1,761)	(38,158)	(39,781)	6,149
Foreign exchange and other movements					2,056	3,664	4,257	9,977	9,977
Balances as of December 31, 2018	—	46,153	87,457	133,610	138,492	232,447	263,571	634,510	768,120

The detail by type of portfolio (commercial, mortgage and consumer) is as follow:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3	Subtotals	Stage 1	Stage 2	Stage 3	Subtotals	Totals
Commercial	12-Month ECL	Lifetime ECL	Lifetime ECL		12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of January 1, 2018	—	49,389	32,736	82,125	63,093	131,854	211,463	406,410	488,535
Changes in the allowances
- Net transfers to stage 1	—	—	—	—	—	14,148	24,174	38,322	38,322
- Net transfer to stage 2	—	—	—	—	(1,047)	—	39,461	38,414	38,414
- Net transfer to stage 3	—	—	—	—	(3,426)	(18,176)	—	(21,602)	(21,602)
- Increases due to change in credit risk	—	3,732	16,587	20,319	8,594	6,716	12,823	28,133	48,452
- Decreases due to change in credit risk	—	(532)	(1,706)	(2,238)	(12,651)	(10,713)	(8,321)	(31,685)	(33,923)
- Charge-offs					(10,983)	(7,447)	(57,566)	(75,996)	(75,996)
- Changes due to modifications that did not result in derecognition									—
New financial assets originated or purchased	—	6,428	17,037	23,465	27,419	16,594	42,544	86,557	110,022
Financial assets that have been derecognized	—	(20,636)	(15,355)	(35,991)	(10,395)	(23,782)	(50,516)	(84,693)	(120,684)
Net transfer from (to) group assessed	—	7,772	38,158	45,930	138	(1,761)	(38,158)	(39,781)	6,149
Foreign exchange and other movements					1,229	2,372	3,417	7,018	7,018
Balances as of December 31, 2018	—	46,153	87,457	133,610	61,971	109,805	179,321	351,097	484,707

	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2018	3,962	37,460	19,049	60,471
Changes in the allowances
- Transfer to stage 1	—	5,344	2,644	7,988
- Transfer to stage 2	(206)	—	4,253	4,047
- Transfer to stage 3	(73)	(2,918)	—	(2,991)
- Increases due to change in credit risk	1,203	5,921	1,619	8,743
- Decreases due to change in credit risk	(394)	(7,002)	(321)	(7,717)
- Write-Offs	—	(13)	(2,491)	(2,504)
- Changes due to modifications that did not result in derecognition				—
New financial assets originated or purchased	1,639	1,577	405	3,621
Financial assets that have been derecognized	(399)	(2,792)	(2,710)	(5,901)
Changes in models/risk parameters				—
Foreign exchange and other movements	24	223	113	360
Balances as of December 31, 2018	5,756	37,800	22,561	66,117

Consumer	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of January 1, 2018	59,175	78,815	53,577	191,567
Changes in the allowances
- Transfer to stage 1	—	16,833	14,653	31,486
- Transfer to stage 2	(3,980)	—	5,383	1,403
- Transfer to stage 3	(855)	(1,717)	—	(2,572)
- Increases due to change in credit risk	8,510	5,822	14,228	28,560
- Decreases due to change in credit risk	(10,415)	(9,447)	(463)	(20,325)
- Write-Offs	(10,333)	(11,099)	(35,034)	(56,466)
- Changes due to modifications that did not result in derecognition
New financial assets originated or purchased	37,016	36,397	34,120	107,533
Financial assets that have been derecognized	(9,156)	(31,831)	(25,502)	(66,489)
Changes in models/risk parameters
Foreign exchange and other movements	803	1,069	727	2,599
Balances as of December 31, 2018	70,765	84,842	61,689	217,296

Movements in credit risk provisions during the years ended December 31, 2017, under IAS 39, detailed as follows:

	Note		Individual allowances	Group allowances	Total
			MCh$	MCh$	MCh$
Balances as of January 1, 2017			366,058	193,246	559,304
Portfolio charge-offs
Commercial loans			(69,702)	(39,648)	(109,350)
Mortgage loans			—	(8,303)	(8,303)
Consumer loans			—	(115,708)	(115,708)

Total charge-offs			(69,702)	(163,659)	(233,361)

Allowances established			338,701	480,567	819,268
Allowances released			(302,504)	(169,801)	(472,305)
Application of provisions			(9,760)	—	(9,760)
Exchange rate differences			(24,641)	(19,978)	(44,619)

Balances as of December 31, 2017	10a	)	298,152	320,375	618,527

Schedule of Detail of Loans and Receivables Sold

As of December 31, 2018 and 2017, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities in Note 1, letter l), point iv) of the annual Consolidated Financial Statements. The main sales during 2018 and 2017 were of loans related to Law 20,027, which are detailed in point d.2).

	For the year ended December 31, 2018					For the year ended December 31, 2017
Portfolio	Loan value	Allowances	Sale price	Adjustment to EIR	Net effect on income	Loan value	Allowances	Sale price	Adjustment to EIR	Net effect on income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current	62,261	24,797	24,662	—	(12,802)	22,739	5,619	14,715	—	(2,405)
Charged-off	—	—	1,132	—	1,132	—	—	1,674	—	1,674

Totals	62,261	24,797	25,794	—	(11,670)	22,739	5,619	16,389	—	(731)

d.2	CAE portfolio sale

For the year ended December 31, 2018, a gain was recognized amounting to MCh$13,272 (MCh$15,852 for the year ended December 31, 2017) corresponding to the income generated in the sale included directly in the Consolidated Statement of Income under “Net income from financial operations”. An adjustment to the effective interest rate for MCh$11,768 as of December 31, 2018 (MCh$14,058 as of December 31, 2017) is allocated to the portion of the CAE portfolio that was classified as loans at amortized cost, recognizing an effective interest rate equivalent for all these operations, according to IFRS 9 (IAS 39 in 2017).

	For the year ended December 31, 2018					For the year ended December 31, 2017
Portfolio	Loan value	Allowances	Sale price	Adjustment to EIR	Net effect on income	Loan value	Allowances	Sale price	Adjustment to EIR	Net effect on income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
CAE	95,521	119	120,442	11,768	13,272	118,027	212	147,725	14,058	15,852

Schedule of Cash Flows to be Received from Finance Lease Contracts

As of December 31, 2018 and 2017, the Bank’s scheduled cash flows to be received from finance lease contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable
	As of December 31,		As of December 31,		As of December 31,
	2018	2017	2018	2017	2018	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Up to 1 month	29,177	29,846	1,310	3,677	27,867	26,169
More than 1 month to 3 months	31,278	32,672	2,636	2,857	28,642	29,815
More than 3 months up to 1 year	116,526	120,691	10,621	11,596	105,905	109,095
More than 1 year up to 3 years	257,976	262,576	31,491	33,717	226,485	228,859
More than 3 years up to 6 years	284,920	283,010	54,922	57,453	229,998	225,557
More than 6 years	1,077,447	1,062,625	449,864	448,020	627,584	614,605

Totals	1,797,324	1,791,420	550,844	557,320	1,246,481	1,234,100

	As of December 31,
	2018	2017
Leasing transactions	MCh$	MCh$
Commercial	928,160	940,789
Mortgage	312,118	282,135
Consumer	6,203	11,176

Totals	1,246,481	1,234,100